RELATED PARTY TRANSACTIONS - Fund management fees paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Related Party Transaction [Line Items]
Fund management fees paid	$ 1,240,533	$ 7,343,238
Series Twenty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	28,397
Series Twenty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Twenty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	12,845	45,474
Series Twenty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	21,000
Series Twenty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	20,112
Series Twenty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Thirty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Thirty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	4,308
Series Thirty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	128,907	209,532
Series Thirty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	29,331	1,145,475
Series Thirty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	284,500
Series Thirty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	28,735
Series Thirty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	10,650
Series Thirty Seven [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Thirty Eight [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	22,065
Series Thirty Nine [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	0
Series Forty [Member]
Related Party Transaction [Line Items]
Fund management fees paid	0	2,276,523
Series Forty One [Member]
Related Party Transaction [Line Items]
Fund management fees paid	64,500	0
Series Forty Two [Member]
Related Party Transaction [Line Items]
Fund management fees paid	19,259	92,228
Series Forty Three [Member]
Related Party Transaction [Line Items]
Fund management fees paid	45,534	266,466
Series Forty Four [Member]
Related Party Transaction [Line Items]
Fund management fees paid	84,442	2,671,325
Series Forty Five [Member]
Related Party Transaction [Line Items]
Fund management fees paid	742,389	216,448
Series Forty Six [Member]
Related Party Transaction [Line Items]
Fund management fees paid	$ 113,326	$ 0